UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of the  Schedule of Investments for the period ended 3/31/15 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (76.9%)
	CONSUMER DISCRETIONARY (17.1%)
43,000	Comcast Corp. Class A (1)	$2,410,795
70,000	Discovery Communications, Inc. Class A *	2,153,200
88,000	Harley-Davidson, Inc.	5,345,120
24,000	Harman International Industries, Inc.	3,207,120
38,000	Home Depot, Inc.	4,317,180
136,000	Lions Gate Entertainment Corp.	4,613,120
74,000	Macy’s, Inc.	4,803,340
45,000	Michael Kors Holdings, Ltd. *	2,958,750
2,400	Priceline Group, Inc. (The) *	2,793,960
54,000	Starbucks Corp.	5,113,800
61,000	Starwood Hotels & Resorts Worldwide, Inc.	5,093,500
85,000	Texas Roadhouse, Inc.	3,096,550
42,000	Tiffany & Co.	3,696,420
12,700	Time Warner Cable, Inc.	1,903,476
42,000	TJX Companies, Inc. (The)	2,942,100
100,000	Toll Brothers, Inc. *	3,934,000
56,000	Vail Resorts, Inc.	5,791,520
24,400	Walt Disney Co. (The)	2,559,316
		66,733,267
	CONSUMER STAPLES (4.7%)
33,400	CVS Health Corp.	3,447,214
45,000	Estee Lauder Companies, Inc. (The) Class A	3,742,200
33,000	Mead Johnson Nutrition Co.	3,317,490
26,300	PepsiCo, Inc.	2,514,806
26,000	Procter & Gamble Co. (The)	2,130,440
63,000	Whole Foods Market, Inc.	3,281,040
		18,433,190
	ENERGY (3.1%)
21,500	Chevron Corp.	2,257,070
27,300	ConocoPhillips	1,699,698
42,000	Enterprise Products Partners L.P.	1,383,060
30,000	Exxon Mobil Corp.	2,550,000
25,600	Royal Dutch Shell PLC ADR (1)	1,605,120
31,200	Schlumberger Ltd.	2,603,328
		12,098,276
	FINANCIALS (8.1%)
46,000	American Tower Corp. REIT	4,330,900
10,000	BlackRock, Inc.	3,658,400
23,000	Canadian Imperial Bank of Commerce (1)	1,667,500
24,400	Capital One Financial Corp.	1,923,208
51,000	Discover Financial Services	2,873,850
25,400	Health Care REIT, Inc.	1,964,944
80,000	JPMorgan Chase & Co.	4,846,400
69,000	Lamar Advertising Co. REIT Class A	4,089,630
16,600	PartnerRe Ltd.	1,897,878
29,200	Prudential Financial, Inc.	2,345,052

Shares		Value
36,200	Wells Fargo & Co.	$1,969,280
		31,567,042
	HEALTH CARE (13.7%)
90,000	AbbVie, Inc.	5,268,600
13,700	Actavis PLC *	4,077,394
19,000	Amgen, Inc.	3,037,150
10,000	Biogen, Inc. *	4,222,400
22,400	Bristol-Myers Squibb Co.	1,444,800
54,500	Celgene Corp. *	6,282,760
25,000	Edwards Lifesciences Corp. *	3,561,500
36,000	Gilead Sciences, Inc. *	3,532,680
35,000	Medivation, Inc. *	4,517,450
64,000	Medtronic PLC	4,991,360
47,800	Merck & Co., Inc.	2,747,544
93,388	Pfizer, Inc.	3,248,969
78,000	Sanofi-Aventis ADR	3,856,320
44,237	Teva Pharmaceutical Industries Ltd. ADR	2,755,965
		53,544,892
	INDUSTRIALS (8.5%)
66,000	American Airlines Group, Inc.	3,483,480
26,000	Boeing Co. (The)	3,902,080
115,000	Delta Air Lines, Inc.	5,170,400
190,000	General Electric Co.	4,713,900
109,000	Nielsen N.V.	4,858,130
9,600	Northrop Grumman Corp.	1,545,216
37,900	Raytheon Co.	4,140,575
25,400	Union Pacific Corp.	2,751,074
22,000	United Technologies Corp.	2,578,400
		33,143,255
	INFORMATION TECHNOLOGY (17.1%)
225,000	Activision Blizzard, Inc.	5,113,125
32,000	Alibaba Group Holding, Ltd. ADR *	2,663,680
60,000	Apple, Inc.	7,465,800
23,000	Avago Technologies Ltd.	2,920,540
12,000	Baidu, Inc. ADR *	2,500,800
165,000	Cisco Systems, Inc.	4,541,625
46,000	Cognizant Technology Solutions
	Corp. Class A *	2,869,940
145,442	EMC Corp.	3,717,497
65,000	Facebook, Inc. Class A *	5,343,975
8,000	Google, Inc. Class A *	4,437,600
95,000	HomeAway, Inc. *	2,866,150
62,000	IAC/InterActiveCorp	4,183,140
70,000	Intel Corp.	2,188,900
125,000	Micron Technology, Inc. *	3,391,250
55,000	QUALCOMM, Inc.	3,813,700
115,000	Trimble Navigation Ltd. *	2,898,000
56,000	Visa, Inc. Class A	3,662,960
45,000	Yelp, Inc. *(1)	2,130,750
		66,709,432
	MATERIALS (1.9%)
37,000	LyondellBasell Industries N.V. Class A	3,248,600

1

March 31, 2015

Shares		Value
36,000	Monsanto Co.	$4,051,440
		7,300,040
	TELECOMMUNICATION SERVICES (1.6%)
55,000	BCE, Inc.	2,329,800
75,000	Verizon Communications, Inc.	3,647,250
		5,977,050
	UTILITIES (1.1%)
25,400	American Electric Power
	Company, Inc.	1,428,750
31,300	Wisconsin Energy Corp.	1,549,350
39,100	Xcel Energy, Inc.	1,361,071
		4,339,171
	TOTAL COMMON STOCKS
	(Cost $238,848,478) (76.9%)	299,845,615

Principal Amount		Value
ASSET-BACKED SECURITIES (0.3%)
$100,000	Avis Budget Rental Car Funding AESOP
	LLC, Series 2013-1A, Class A, 1.92%,
	9/20/19 (2)	99,989
125,000	Chrysler Capital Auto Receivables Trust,
	Series 2014-BA, Class A3, 1.27%,
	5/15/19 (2)	125,438
250,000	Ford Credit Auto Lease Trust, Series
	2014-A, Class A4, 0.90%, 6/15/17	249,888
300,000	Ford Credit Auto Lease Trust, Series
	2014-B, Class A4, 1.10%, 11/15/17	300,240
250,000	Ford Credit Auto Owner Trust/Ford
	Credit, Series 2014-1, Class A, 2.26%,
	11/15/25 (2)	254,634
100,000	Synchrony Credit Card Master Note
	Trust, Series 2012-2, Class A, 2.22%,
	1/15/22	100,911
	TOTAL ASSET-BACKED
	SECURITIES
	(Cost $1,128,875) (0.3%)	1,131,100
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
300,000	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.73%,
	5/10/45 (3)	308,745
300,000	Bear Stearns Commercial Mortgage
	Securities Trust, Series 2007-PW17,
	Class A4, 5.69%, 6/11/50 (3)	324,217
250,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	262,890
400,000	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	422,079
500,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	507,190

Principal Amount		Value
$200,000	FREMF Mortgage Trust, Series 2012-
	K711, Class B, 3.56%, 8/25/45 (2)(3)	$208,677
173,833	FREMF Mortgage Trust, Series 2013-
	KF02, Class B, 2.83%, 12/25/45 (2)(3)	179,681
120,000	FREMF Mortgage Trust, Series 2013-
	K713, Class B, 3.17%, 4/25/46 (2)(3)	122,319
227,997	GNMA, Series 2013-12, Class AB,
	1.83%, 11/16/52	222,652
250,000	GNMA, Series 2013-12, Class B, 2.34%,
	11/16/52 (3)	243,943
350,000	GS Mortgage Securities Trust, Series
	2006-GG6, Class A4, 5.55%, 4/10/38 (3)	355,672
150,000	GS Mortgage Securities Trust, Series
	2012-GCJ7, Class A4, 3.38%, 5/10/45	159,073
189,778	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (3)	206,669
100,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2013-C12, Class
	A2, 3.00%, 10/15/46	104,435
200,000	Morgan Stanley Capital I Trust, Series
	2012-C4, Class A4, 3.24%, 3/15/45	210,215
205,188	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3, 2.23%,
	4/25/45 (3)	206,184
250,000	UBS-Barclays Commercial Mortgage
	Trust, Series 2012-C4, Class A5,
	2.85%, 12/10/45	255,252
	TOTAL COMMERCIAL
	MORTGAGE-BACKED
	SECURITIES
	(Cost $4,390,426) (1.1%)	4,299,893

CORPORATE BONDS & NOTES (8.1%)

	BASIC MATERIALS (0.6%)
200,000	ArcelorMittal, Senior Unsecured Notes,
	5.25%, 2/25/17	208,000
150,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22	151,125
200,000	Glencore Funding LLC, Guaranteed
	Notes, 4.13%, 5/30/23 (2)	203,679
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	264,818
150,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33	173,437
375,000	PPG Industries, Inc., Senior Unsecured
	Notes, 3.60%, 11/15/20	395,739
560,000	Southern Copper Corp., Senior Unsecured
	Notes, 6.38%, 7/27/15	568,120
250,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19	266,250
		2,231,168
	COMMUNICATIONS (0.8%)
250,000	Baidu, Inc., Senior Unsecured Notes,
	2.75%, 6/9/19	252,588
250,000	CBS Corp., Guaranteed Notes, 3.70%,
	8/15/24	257,429

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$150,000	Comcast Corp., Guaranteed Notes,
	6.45%, 3/15/37	$203,117
150,000	Cox Communications, Inc., Senior
	Unsecured Notes, 4.80%, 2/1/35 (2)	157,764
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	259,122
200,000	Expedia, Inc., Guaranteed Notes, 4.50%,
	8/15/24	202,135
250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24	254,688
100,000	T-Mobile USA, Inc., Guaranteed Notes,
	6.63%, 11/15/20	104,500
250,000	Telefonica Emisiones SAU, Guaranteed
	Notes, 5.88%, 7/15/19	289,140
250,000	Tencent Holdings, Ltd., Senior Unsecured
	Notes, 3.38%, 5/2/19 (2)	259,032
250,000	Time Warner, Inc., Guaranteed Notes,
	3.15%, 7/15/15	251,815
206,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	210,384
250,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 4/1/24	257,215
		2,958,929
	CONSUMER, CYCLICAL (0.9%)
250,000	CVS Health Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19	293,475
150,000	D.R. Horton, Inc., Guaranteed Notes,
	4.00%, 2/15/20	152,100
500,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 2.38%, 1/16/18	508,652
300,000	General Motors Financial Co., Inc.,
	Guaranteed Notes, 3.15%, 1/15/20	303,569
99,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (2)	101,618
150,000	L Brands, Inc., Guaranteed Notes, 6.63%,
	4/1/21	171,826
500,000	Lowe’s Cos., Inc., Senior Unsecured
	Notes, 2.13%, 4/15/16	506,856
150,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23	165,171
100,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (2)	101,818
150,000	Royal Caribbean Cruises, Ltd., Senior
	Unsecured Notes, 5.25%, 11/15/22	159,375
100,000	Ryland Group, Inc. (The), Guaranteed
	Notes, 6.63%, 5/1/20	108,000
250,000	Wyndham Worldwide Corp., Senior
	Unsecured Notes, 3.90%, 3/1/23	254,825
500,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22	517,500
		3,344,785

Principal Amount		Value
	CONSUMER, NON-CYCLICAL (0.9%)
$105,000	Actavis Funding SCS, Guaranteed Notes,
	2.35%, 3/12/18	$106,420
50,000	AmerisourceBergen Corp., Senior
	Unsecured Notes, 3.25%, 3/1/25	50,666
250,000	Amgen, Inc., Senior Unsecured Notes,
	2.13%, 5/15/17	254,594
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	253,613
250,000	Cigna Corp., Senior Unsecured Notes,
	2.75%, 11/15/16	257,630
250,000	Constellation Brands, Inc., Guaranteed
	Notes, 3.75%, 5/1/21	255,625
350,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	360,694
250,000	HJ Heinz Co., Secured Notes, 4.25%,
	10/15/20	256,500
150,000	JM Smucker Co. (The), Guaranteed
	Notes, 4.38%, 3/15/45 (2)	156,324
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	258,278
250,000	Kroger Co. (The), Senior Unsecured
	Notes, 5.15%, 8/1/43	295,241
150,000	LifePoint Hospitals, Inc., Guaranteed
	Notes, 5.50%, 12/1/21	157,125
350,000	Mylan, Inc., Guaranteed Notes, 1.35%,
	11/29/16	349,552
100,000	NYU Hospitals Center, Unsecured Notes,
	4.78%, 7/1/44	111,427
200,000	Quest Diagnostics, Inc., Senior Unsecured
	Notes, 3.50%, 3/30/25	200,006
150,000	Service Corp. International, Senior
	Unsecured Notes, 7.00%, 6/15/17	163,500
200,000	Wm Wrigley Jr Co., Senior Unsecured
	Notes, 2.00%, 10/20/17 (2)	202,167
		3,689,362
	ENERGY (0.5%)
150,000	Anadarko Petroleum Corp., Senior
	Unsecured Notes, 6.38%, 9/15/17	166,895
150,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	141,447
150,000	Energy Transfer Partners L.P., Senior
	Unsecured Notes, 9.00%, 4/15/19	185,348
500,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 4.85%, 8/15/42	534,538
250,000	Marathon Oil Corp., Senior Unsecured
	Notes, 2.80%, 11/1/22	243,498
200,000	Phillips 66, Guaranteed Notes, 4.30%,
	4/1/22	218,064
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	274,542
100,000	Valero Energy Corp., Guaranteed Notes,
	6.63%, 6/15/37	123,431
		1,887,763

3

March 31, 2015

Principal Amount		Value
	FINANCIAL (3.5%)
$150,000	Aflac, Inc., Senior Unsecured Notes,
	3.25%, 3/17/25	$151,793
200,000	Aircastle Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	208,000
150,000	Ally Financial, Inc., Guaranteed Notes,
	4.75%, 9/10/18	154,313
250,000	American Express Co., Senior Unsecured
	Notes, 0.85%, 5/22/18 (3)	250,150
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 4.88%, 6/1/22	284,113
250,000	Australia & New Zealand Banking Group
	Ltd., Subordinated Notes, 4.50%,
	3/19/24 (2)	261,255
200,000	Bancolombia S.A., Senior Unsecured
	Notes, 5.95%, 6/3/21 (1)	220,940
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	332,780
300,000	Bank of China Hong Kong Ltd., Senior
	Unsecured Notes, 3.75%, 11/8/16 (2)	310,543
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21 (1)	273,608
290,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	330,025
250,000	Boston Properties L.P., Senior Unsecured
	Notes, 3.13%, 9/1/23	251,900
250,000	BPCE S.A., Guaranteed Notes, 2.50%,
	12/10/18	255,984
250,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 5/15/17	257,110
250,000	Citigroup, Inc., Subordinated Notes,
	5.30%, 5/6/44	281,008
150,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	155,460
350,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	362,321
250,000	Credit Agricole S.A., Senior Unsecured
	Notes, 2.13%, 4/17/18 (2)	252,918
100,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	100,085
250,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.88%, 2/13/18	250,352
100,000	Digital Realty Trust L.P., Guaranteed
	Notes, 5.25%, 3/15/21	111,296
250,000	Discover Financial Services, Senior
	Unsecured Notes, 3.95%, 11/6/24	257,102
250,000	EPR Properties, Guaranteed Notes,
	5.25%, 7/15/23	269,856
200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	205,161
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.01%,
	8/11/15 (3)	250,603
300,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 10/1/16	320,095
200,000	Goldman Sachs Group, Inc. (The),
	Subordinated Notes, 6.75%, 10/1/37	262,611

Principal Amount		Value
$250,000	Hartford Financial Services Group, Inc.
	(The), Senior Unsecured Notes, 4.00%,
	10/15/17	$266,214
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	155,457
250,000	Host Hotels & Resorts L.P., Senior
	Unsecured Notes, 5.25%, 3/15/22	278,118
250,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.00%, 3/30/22	268,921
250,000	International Lease Finance Corp., Senior
	Secured Notes, 7.13%, 9/1/18 (2)	280,625
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 4.50%, 1/24/22	552,670
250,000	Korea Development Bank (The), Senior
	Unsecured Notes, 4.00%, 9/9/16	260,212
200,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (2)	212,990
150,000	Mizuho Bank, Ltd., Guaranteed Notes,
	3.20%, 3/26/25 (1)(2)	149,818
500,000	Morgan Stanley, Senior Unsecured Notes,
	4.75%, 3/22/17	532,296
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	255,828
300,000	PNC Funding Corp., Guaranteed Notes,
	3.30%, 3/8/22	316,003
250,000	ProLogis L.P., Guaranteed Notes, 2.75%,
	2/15/19	254,994
500,000	Regions Financial Corp., Senior
	Unsecured Notes, 2.00%, 5/15/18	499,537
150,000	Royal Bank of Scotland Group PLC,
	Senior Unsecured Notes, 1.88%,
	3/31/17	149,785
250,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 3.00%, 9/24/15	251,949
250,000	Societe Generale S.A., Senior Unsecured
	Notes, 5.20%, 4/15/21	286,005
300,000	Stifel Financial Corp., Senior Unsecured
	Notes, 4.25%, 7/18/24	306,238
150,000	Synchrony Financial, Senior Unsecured
	Notes, 3.00%, 8/15/19	153,256
100,000	Synchrony Financial, Senior Unsecured
	Notes, 3.75%, 8/15/21	103,700
150,000	UBS AG MTN, Senior Unsecured Notes,
	2.35%, 3/26/20	150,267
250,000	US Bancorp MTN, Subordinated Notes,
	3.60%, 9/11/24	260,815
500,000	Wells Fargo & Co. MTN, Senior
	Unsecured Notes, 3.50%, 3/8/22 (1)	530,821
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 7.38%, 10/1/19	179,556
100,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 6.95%, 10/1/27	123,109
250,000	XLIT Ltd., Guaranteed Notes, 5.75%,
	10/1/21 (1)	294,085
		13,694,651
	INDUSTRIAL (0.5%)
150,000	Burlington Northern Santa Fe LLC,
	Senior Unsecured Notes, 4.15%, 4/1/45	156,036
150,000	FedEx Corp., Guaranteed Notes, 4.10%,
	2/1/45	149,774

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	Lafarge S.A., Senior Unsecured Notes,
	6.20%, 7/9/15 (2)	$100,875
254,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	270,662
250,000	Packaging Corp. of America, Senior
	Unsecured Notes, 3.65%, 9/15/24	251,379
250,000	Textron, Inc., Senior Unsecured Notes,
	3.88%, 3/1/25	258,262
314,000	Thermo Fisher Scientific, Inc., Senior
	Unsecured Notes, 3.20%, 3/1/16	320,370
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 4.00%, 2/1/21	553,069
		2,060,427
	TECHNOLOGY (0.2%)
50,000	Altera Corp., Senior Unsecured Notes,
	1.75%, 5/15/17	50,307
125,000	Cadence Design Systems, Inc., Senior
	Unsecured Notes, 4.38%, 10/15/24	129,891
100,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42	104,186
150,000	Micron Technology, Inc., Senior
	Unsecured Notes, 5.25%, 8/1/23 (2)	152,625
200,000	Seagate HDD Cayman, Guaranteed
	Notes, 4.75%, 1/1/25 (2)	207,099
		644,108
	UTILITIES (0.2%)
100,000	Consumers Energy Co., 3.13%, 8/31/24	103,344
250,000	Exelon Generation Co. LLC, Senior
	Unsecured Notes, 5.20%, 10/1/19	280,305
250,000	Florida Power & Light Co., 4.05%, 6/1/42	270,820
250,000	South Carolina Electric & Gas Co.,
	4.35%, 2/1/42	271,293
		925,762
	TOTAL CORPORATE BONDS &
	NOTES
	(Cost $30,699,033) (8.1%)	31,436,955
CONVERTIBLE CORPORATE BONDS & NOTES (0.1%)
	CONSUMER, CYCLICAL (0.0%)
100,000	MGM Resorts International,
	Guaranteed Senior Notes, 4.25%,
	4/15/15	113,875
	CONSUMER, NON-CYCLICAL (0.1%)
100,000	Gilead Sciences, Inc., Convertible
	Fixed, Series D, 1.63%, 5/1/16	430,813
	TOTAL CONVERTIBLE
	CORPORATE BONDS & NOTES
	(Cost $207,305) (0.1%)	544,688

Principal Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
$100,000	Colombia Government International
	Bond, Senior Unsecured Notes, 5.00%,
	6/15/45	$102,750
250,000	International Bank for Reconstruction &
	Development, Senior Unsecured Notes,
	0.50%, 4/15/16	250,228
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20 (1)	280,250
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24	274,500
	TOTAL FOREIGN
	GOVERNMENT OBLIGATIONS
	(Cost $870,655) (0.2%)	907,728

LONG-TERM MUNICIPAL SECURITIES (0.4%)
	CALIFORNIA (0.1%)
100,000	California Educational Facilities
	Authority, Revenue Bonds, Loyola
	Marymount University, Series A,
	2.96%, 10/1/21	104,851
80,000	Los Angeles County Public Works
	Financing Authority, Build America
	Bonds, Revenue Bonds,, 5.84%, 8/1/21	94,966
250,000	San Francisco Bay Area Rapid Transit
	District, Revenue Bonds, Series B,
	4.09%, 7/1/32	258,885
50,000	University of California Regents Medical
	Center Pooled Revenue, Revenue
	Bonds, Build America Bonds, Series H,
	6.40%, 5/15/31	63,805
		522,507
	FLORIDA (0.0%)
75,000	Florida State Department of
	Environmental Protection Revenue,
	Build America Bonds, Revenue Bonds,
	Series B, 5.31%, 7/1/18	83,615
	NEW YORK (0.2%)
250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	254,370
185,000	Metropolitan Transportation Authority,
	Build America Bonds, Revenue Bonds,
	Ser. C-1, 5.12%, 11/15/19	207,979
$100,000	New York City Transitional Finance
	Authority Future Tax Secured Revenue,
	Build America Bonds, Revenue Bonds,
	4.53%, 11/1/22	$112,631
		574,980

5

March 31, 2015

Principal Amount		Value
	TENNESSEE (0.0%)
125,000	Metropolitan Government of Nashville &
	Davidson County Tennessee
	Convention Center Authority, Build
	America Bonds, Revenue Bonds,
	Subser. B, 4.86%, 7/1/16	131,381
	TEXAS (0.1%)
250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	280,320
250,000	Tarrant County Cultural Education
	Facilities Finance Corp., Revenue
	Bonds, Baylor Health Care System
	Project, Series C, 4.45%, 11/15/43	249,987
		530,307
	TOTAL LONG-TERM
	MUNICIPAL SECURITIES
	(Cost $1,784,946) (0.4%)	1,842,790
SHORT-TERM MUNICIPAL SECURITIES (0.1%)
	ILLINOIS (0.1%)
250,000	Illinois State, General Obligation
	Unlimited, 4.96%, 3/1/16	259,570
	TOTAL SHORT-TERM
	MUNICIPAL SECURITIES
	(Cost $258,875) (0.1%)	259,570

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.5%)
500,000	FHLB, 1.13%, 3/10/17	504,162
250,000	FHLB, 3.13%, 12/8/17	264,657
175,000	FHLB, 2.75%, 6/8/18	184,211
250,000	FHLB, 1.63%, 2/27/19	253,484
415,000	FHLB, 4.13%, 12/13/19	464,588
1,000,000	FHLB, 3.25%, 6/9/23	1,080,168
407,330	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	408,676
83,832	FHLMC Gold PC Pool #A46044, 5.00%,
	7/1/35	93,072
284,822	FHLMC Gold PC Pool #A47613, 5.00%,
	11/1/35	316,403
74,162	FHLMC Gold PC Pool #A89430, 4.50%,
	10/1/39	80,897
204,455	FHLMC Gold PC Pool #C09055, 4.00%,
	12/1/43	218,410
300,474	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	315,159
88,678	FHLMC Gold Pool #A84814, 4.50%,
	3/1/39	96,429
562,717	FHLMC Gold Pool #A86830, 4.50%,
	6/1/39	613,966
83,371	FHLMC Gold Pool #A96997, 4.50%,
	2/1/41	91,064
320,401	FHLMC Gold Pool #A97264, 4.00%,
	2/1/41	343,346
366,576	FHLMC Gold Pool #C09027, 3.00%,
	2/1/43	374,936
67,802	FHLMC Gold Pool #G08521, 3.00%,
	1/1/43	69,348
799,645	FHLMC Gold Pool #J13314, 3.50%,
	10/1/25	850,122
714,398	FHLMC Gold Pool #Q04096, 4.00%,
	10/1/41	765,248

Principal Amount		Value
$160,943	FHLMC Gold Pool #Q06884, 3.50%,
	3/1/42	$169,022
101,972	FHLMC Gold Pool #Q11077, 3.50%,
	9/1/42	107,097
500,000	FNMA, 2.00%, 9/21/15	504,233
500,000	FNMA, 0.38%, 12/21/15	500,296
1,000,000	FNMA, 0.88%, 5/21/18	997,624
88,801	FNMA Pool #254733, 5.00%, 4/1/23	98,631
314,926	FNMA Pool #745275, 5.00%, 2/1/36	350,405
37,031	FNMA Pool #832199, 4.50%, 7/1/35	40,531
388,016	FNMA Pool #844809, 5.00%, 11/1/35	431,733
11,142	FNMA Pool #910242, 5.00%, 3/1/37	12,374
55,611	FNMA Pool #973333, 4.50%, 2/1/38	60,792
11,530	FNMA Pool #975116, 5.00%, 5/1/38	12,806
201,024	FNMA Pool #AA0466, 4.50%, 2/1/39	219,456
11,440	FNMA Pool #AB1259, 5.00%, 7/1/40	12,734
353,412	FNMA Pool #AB1796, 3.50%, 11/1/40	371,948
194,584	FNMA Pool #AB2660, 3.50%, 5/1/21	206,507
128,177	FNMA Pool #AB3218, 3.50%, 7/1/31	135,533
574,635	FNMA Pool #AB3900, 3.00%, 11/1/26	603,455
21,249	FNMA Pool #AB3943, 4.00%, 11/1/41	22,777
369,345	FNMA Pool #AB5231, 2.50%, 5/1/27	380,279
201,739	FNMA Pool #AC5822, 4.50%, 5/1/40	220,748
329,775	FNMA Pool #AD7128, 4.50%, 7/1/40	360,859
212,007	FNMA Pool #AD8529, 4.50%, 8/1/40	232,016
774,279	FNMA Pool #AE9759, 4.00%, 12/1/40	830,331
217,806	FNMA Pool #AH2084, 4.00%, 12/1/40	233,522
187,439	FNMA Pool #AH3226, 5.00%, 2/1/41	208,754
358,235	FNMA Pool #AH4493, 4.50%, 2/1/41	392,528
517,335	FNMA Pool #AH6186, 4.00%, 2/1/41	554,780
339,727	FNMA Pool #AH8932, 4.50%, 4/1/41	372,068
214,429	FNMA Pool #AI1019, 4.50%, 5/1/41	235,031
736,925	FNMA Pool #AJ9278, 3.50%, 12/1/41	775,181
27,331	FNMA Pool #AK6513, 4.00%, 3/1/42	29,278
521,463	FNMA Pool #AL0160, 4.50%, 5/1/41	570,973
751,753	FNMA Pool #AL0657, 5.00%, 8/1/41	837,791
64,665	FNMA Pool #AL3192, 5.00%, 5/1/42	72,041
389,360	FNMA Pool #AQ1853, 3.00%, 11/1/42	399,083
315,818	FNMA Pool #AS0560, 4.50%, 9/1/43	344,672
440,809	FNMA Pool #AS0865, 2.50%, 10/1/28	453,585
168,010	FNMA Pool #AS1529, 3.00%, 1/1/29	176,326
199,065	FNMA Pool #AS4503, 3.00%, 2/1/30	208,961
74,535	FNMA Pool #AT8849, 4.00%, 6/1/43	80,063
198,850	FNMA Pool #AU1847, 3.00%, 9/1/43	203,578
228,087	FNMA Pool #AU3621, 3.00%, 7/1/43	233,572
351,087	FNMA Pool #AU5409, 3.00%, 8/1/43	359,279
250,947	FNMA Pool #AU6562, 3.50%, 12/1/43	263,836
93,298	FNMA Pool #AU7025, 3.00%, 11/1/43	95,511
92,240	FNMA Pool #AX1138, 3.50%, 9/1/44	96,978
448,000	FNMA Pool #AY2728, 2.50%, 2/1/30	460,586
42,328	FNMA Pool #MA0406, 4.50%, 5/1/30	46,144
148,735	FNMA Pool #MA0577, 3.50%, 11/1/20	157,833
407,659	FNMA REMIC Trust Series 2013-18,
	Class AE, 2.00%, 3/25/28	409,207
270,986	FNMA REMIC Trust Series 2013-41,
	Class WD, 2.00%, 11/25/42	267,951
114,092	GNMA I Pool #539285, 3.00%, 5/15/42	117,679
49,076	GNMA I Pool #744842, 3.00%, 5/15/42	50,618
219,723	GNMA II Pool #MA1520, 3.00%,
	12/20/43	226,720

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$428,648	GNMA II Pool #MA1521, 3.50%,
	12/20/43	$452,252
897,232	GNMA II Pool #MA1839, 4.00%,
	4/20/44	957,302
619,407	GNMA II Pool #MA1922, 5.00%,
	5/20/44	685,217
98,565	GNMA II Pool #MA2445, 3.50%,
	12/20/44	103,894
	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $24,997,355) (6.5%)	25,403,327

U.S. TREASURY OBLIGATIONS (4.0%)
200,000	U.S. Treasury Bonds, 5.25%, 11/15/28	272,953
550,000	U.S. Treasury Bonds, 5.25%, 2/15/29	752,340
500,000	U.S. Treasury Bonds, 3.13%, 11/15/41	558,906
250,000	U.S. Treasury Bonds, 2.75%, 8/15/42	260,215
900,000	U.S. Treasury Bonds, 2.88%, 5/15/43	958,922
200,000	U.S. Treasury Bonds, 3.75%, 11/15/43	249,844
250,000	U.S. Treasury Bonds, 3.63%, 2/15/44	305,684
200,000	U.S. Treasury Bonds, 3.38%, 5/15/44	234,297
300,000	U.S. Treasury Bonds, 3.13%, 8/15/44	336,117
100,000	U.S. Treasury Bonds, 3.00%, 11/15/44	109,570
600,000	U.S. Treasury Notes, 0.38%, 4/30/16	600,328
1,200,000	U.S. Treasury Notes, 1.50%, 6/30/16	1,216,687
1,000,000	U.S. Treasury Notes, 0.38%, 10/31/16	998,750
600,000	U.S. Treasury Notes, 1.00%, 10/31/16	605,250
250,000	U.S. Treasury Notes, 0.50%, 11/30/16	250,117
500,000	U.S. Treasury Notes, 0.88%, 11/30/16	503,398
100,000	U.S. Treasury Notes, 0.63%, 12/31/16	100,242
100,000	U.S. Treasury Notes, 0.63%, 5/31/17	100,008
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	250,860
680,000	U.S. Treasury Notes, 0.75%, 12/31/17	678,725
350,000	U.S. Treasury Notes, 0.75%, 3/31/18	348,441
900,000	U.S. Treasury Notes, 1.38%, 9/30/18	909,562
1,000,000	U.S. Treasury Notes, 1.38%, 11/30/18	1,009,688
100,000	U.S. Treasury Notes, 1.38%, 2/28/19	100,750
450,000	U.S. Treasury Notes, 1.63%, 12/31/19	455,730
550,000	U.S. Treasury Notes, 3.63%, 2/15/20	609,426
250,000	U.S. Treasury Notes, 1.25%, 2/29/20	248,633
250,000	U.S. Treasury Notes, 1.13%, 4/30/20	246,719
350,000	U.S. Treasury Notes, 2.25%, 4/30/21	363,289
200,000	U.S. Treasury Notes, 1.88%, 11/30/21	202,453
450,000	U.S. Treasury Notes, 2.13%, 12/31/21	463,289
150,000	U.S. Treasury Notes, 2.00%, 2/15/23	152,438
100,000	U.S. Treasury Notes, 2.75%, 2/15/24	107,172
200,000	U.S. Treasury Notes, 2.50%, 5/15/24	210,094
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	467,789
150,000	U.S. Treasury Notes, 2.25%, 11/15/24	154,207
100,000	U.S. Treasury Notes, 2.00%, 2/15/25 (1)	100,633
	TOTAL U.S. TREASURY
	OBLIGATIONS
	(Cost $14,845,636) (4.0%)	15,493,526

Shares		Value
SHORT-TERM INVESTMENTS ( 4.3% )
	MONEY MARKET FUNDS (4.3% )
7,449,291	State Street Institutional Liquid
	Reserves Fund	$7,449,291
9,255,194	State Street Navigator Securities
	Lending Prime Portfolio (4)	9,255,194
	TOTAL SHORT-TERM
	INVESTMENTS
	(Cost $16,704,485) (4.3%)	16,704,485
	TOTAL INVESTMENT
	SECURITIES (102.0%)
	(Cost $334,736,069)	$397,869,677
EXCESS OF LIABILITIES OVER CASH AND
OTHER ASSETS (-2.0%)		(7,695,277)
NET ASSETS (5) (100%)		$390,174,400
NET ASSET VALUE OFFERING AND
REDEMPTION PRICE, PER OUTSTANDING SHARE
($390,174,400 ÷ 40,733,431 shares outstanding)		$9.58

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $9,028,772.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)
Securities with an aggregate market value of $9,028,772 were out on loan in exchange for $9,255,194 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was $334,736,069, aggregate gross unrealized appreciation was $66,657,247, aggregate gross unrealized depreciation was $3,543,034 and the net unrealized appreciation was $63,114,213.

ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$299,845,615	$-	$-	$299,845,615
Asset-Backed Securities	-	1,131,100	-	1,131,100
Commercial Mortgage-Backed Securities	-	4,299,893	-	4,299,893
Corporate Bonds & Notes	-	31,436,955	-	31,436,955
Convertible Corporate Bonds & Notes	-	544,688	-	544,688
Foreign Government Obligations	-	907,728	-	907,728
Long-Term Municipal Securities	-	1,842,790	-	1,842,790
Short-Term Municipal Securities	-	259,570	-	259,570
U.S. Government Agency Obligations	-	25,403,327	-	25,403,327
U.S. Treasury Obligations	-	15,493,526	-	15,493,526
Short-Term Investments	16,704,485	-	-	16,704,485
Total Investments in Securities	$316,550,100	$81,319,577	$-	$397,869,677

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015